Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Loss per share

Note 17 – Loss per share

Basic loss per share

The calculation of basic loss per share as at December 31, 2022 was based on the loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2020	2021	2022
Weighted average number of Ordinary Shares (thousands of shares)	42,947	247,335	257,794
Loss attributable to the owners of the Company (thousands USD)	48,494	200,777	227,423

Weighted average number of ordinary shares:

	Year ended December 31
	2020	2021	2022
	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value
Balance as at January 1	4,179	172,052	257,376
Effect of share options exercised	9	2,558	418
Effect of warrants exercised	1,184	575	0
Effect of conversion of notes	1,236	0	0
Effect of shares issued during the year	36,339	72,150	0
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	42,947	247,335	257,794

Diluted loss per share

The calculation of diluted loss per share as at December 31, 2022 was based on loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Loss attributable to owners of the company (diluted)

	Year ended December 31
	2020	2021	2022
Loss used to calculate basic loss per share	48,494	200,777	227,423
Changes in fair value of share price protection liability	—	3,783	—
Changes in fair value of warrants classified as liabilities	—	456	227
Loss attributable to ordinary shareholders	48,494	205,016	227,650

Weighted average number of ordinary shares (diluted)

	Year ended December 31
	2020	2021	2022
	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value
Weighted average number of ordinary shares used to calculate loss per share	42,947	247,335	257,794
Effect of share price protection on issue	0	702	0
Effect of warrants issued	0	95	96
Weighted average number of ordinary shares used to calculate diluted loss per share as at December 31	42,947	248,132	257,890

In 2022, 63,478,648 options and warrants (in 2021: 55,817,296 and 2020: 22,810,291) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.